Trade Accounts Payable - Supplier Finance Arrangements (Tables)	12 Months Ended
Dec. 31, 2024
Tabular Disclosure Of Trade Payables Explanatory [Abstract]
Tabular Disclosure Of Trade Payables Explanatory [Table Text Block]
Additional information is provided in the table below:

	12.31.2024	12.31.2023
Suppliers subject to supplier finance arrangement (i)	78.5	58.9
Suppliers have received payment from the bank(ii)	43.3	37.6

(i)	These balances are presented as Trade accounts payable.
(ii)	These balances are presented as Trade accounts payable – Supplier Finance Arrangements.